Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets measured at fair value on a recurring basis as of March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
	Quoted Market Prices of Identical	Significant Other Observable	Quoted Market Prices of Identical	Significant Other Observable
	Assets (Level 1)	Inputs (Level 2)	Assets (Level 1)	Inputs (Level 2)
Assets
Short-term marketable securities *	$549,821	$—	$3,548	$—
Long-term marketable securities *	225,639	—	—	—
Forward contracts	—	411	—	724
	$775,460	$411	$3,548	$724
Liabilities
Forward contracts	$—	$(888)	$—	$(2,110)
	$—	$(888)	$—	$(2,110)

*Refer to Note 3 for additional details on marketable securities.